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                          TOTAL RETURN VARIABLE ACCOUNT
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            May 2, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: Total Return Variable Account (the "Variable Account) (File No. 33-19626)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 10 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electronically on April 29, 1997.

         Please  call the  undersigned  or Karen  M.  Ray at (617)  954-5801  or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.
                                            Assistant Secretary

JRB/bjn